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                                                             Marc O, Stahl
                                                             617.261.3187
                                                             Fax: 617.261.3175
                                                             mstahl@kl.com


July 12, 2004

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

      Re: Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund Registration Statement on Form N-2 (333-115651; 811-21519)

Dear Mr. Di Stefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the "Fund") is Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 2").

      Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund filed with the Securities and Exchange Commission ("SEC") on May 20, 2004. For your convenience of reference, we have restated each of your comments below followed by the Fund's response. We have the following responses. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1 to the Fund's Registration Statement ("Pre-Effective Amendment No. 1") filed with the Commission on July 9, 2004. The remaining responses are addressed in this Pre-Effective Amendment No. 2.

      Included with this Pre-Effective Amendment No. 2, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 10 a.m. on this Wednesday, July 14, 2004.

PROSPECTUS

GENERAL

      COMMENT: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any further pre-effective amendments.



         BOSTON - DALLAS - HARRISBURG - LOS ANGELES - MIAMI - NEWARK -
               NEW YORK - PITTSBURGH - SAN FRANCISCO - WASHINGTON


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Securities and Exchange Commission
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      RESPONSE: The Fund understands this comment. All proposed responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

      COMMENT: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

      RESPONSE: The Fund intends only to omit certain pricing information from Pre-Effective Amendment No. 1. This would include the initial dividend rates and periods. This information will be omitted, as it will not be known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

COVER

      COMMENT: The registration fee table indicates the securities being registered are common shares, yet the rest of the disclosures reference preferred shares. Please correct this inconsistency.

      RESPONSE: The information relating to the registration fee table will be corrected in Pre-Effective Amendment No. 1 to reflect auction preferred shares.

PROSPECTUS SUMMARY

      COMMENT: Please advise us supplementally whether the Fund is currently fully invested. Also advised whether the underwriters of the Fund's common offering exercised their options to purchase additional shares to cover over-allotments and, if so, whether the underwriters still hold the shares so purchased.

      RESPONSE: As a supplemental response, the Fund is substantially fully invested. Please note that Pre-Effective Amendment No. 1 will include an unaudited schedule of portfolio investments and financial statements, as of May 28, 2004. As indicating above, these financial statements are being provided for the staff's review in advance of the filing of Pre-Effective Amendment No. 1. The underwriters did not exercise their option to purchase additional common shares to cover over-allotments. It is our understanding that the underwriters currently do not hold common shares in a long position.

FINANCIAL HIGHLIGHTS
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Securities and Exchange Commission
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      COMMENT: Please advise supplementally why the Fund will use leverage when it invests substantially in short-term debt.

      RESPONSE: As similarly noted in response to an identical staff comment regarding the recent auction preferred shares offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund, the common shares offering of the Fund raised approximately $290 million in assets. The "Financial Highlights" in the prospectus will be as of May 28, 2004 reflecting only a month's time period of operations. Although the proceeds of the common offering are substantially invested now, it took some time for Eaton Vance Management to invest the proceeds pursuant to the Fund's investment objective from the commencement of operations on April 30, 2004. The Fund expects to offer auction preferred shares in July when it expects to be in a position to invest leveraged assets consistent with the Fund's investment objective.

      COMMENT: In the Prospectus, under "Financial Highlights" on page 9, footnote (1) indicates a "net investment income" of 16.56% annualized for the time period. The Staff would like us to "beef up" the footnote disclosure to explain the 16.56% annualized return, which the Staff felt was outsized, including the period covered is only 4 weeks and occurred during the stabilization period.

      RESPONSE: The Fund has revised footnote (6) to the "Financial Highlights" on page 9 of the Prospectus in this Pre-Effective Amendment No. 2 as follows:

      (6) THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS ANNUALIZED INCOME IS BASED ON ONLY A ONE MONTH PERIOD DURING THE START-UP PHASE OF THE FUND'S OPERATIONS . DURING THIS PERIOD, THE FUND HAD A PORTION OF ITS ASSETS INVESTED IN NON-U.S. ISSUERS WHOSE ANNUAL DIVIDEND PAYMENT WAS REALIZED OVER THE RELATED TIME PERIOD. THE ANNUALIZED INCOME QUOTED SHOULD BE CONSIDERED IN THIS CONTEXT; THE FUND'S CURRENT INCOME MAY BE LOWER OR HIGHER THAN THE QUOTED ANNUALIZED INCOME. DURING THE RELATED TIME PERIOD, STABILIZATION ACTIVITY RELATED TO THE MARKET PERFORMANCE OF THE FUND'S COMMON SHARES WAS OCCURRING.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

      COMMENT: Please clarify that the Fund will not invest 25% or more of its assets in the securities of issuers in any single industry or group of industries.

      RESPONSE: The requested revision will be made in Pre-Effective Amendment No. 1.
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Securities and Exchange Commission
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      COMMENT: The disclosure indicates the Fund may enter into reverse repurchase agreements in addition to issuing preferred stock. Accordingly, please disclose the maximum amount of leveraged the Fund may employ.

      RESPONSE: As similarly noted in response to an identical staff comment regarding the recent auction preferred shares offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund, the Fund currently discloses the maximum amount of leverage the Fund may employ under "Investment Objective, Policies and Risks - Additional Investment Practices - Borrowings" as follows:

         THE FUND MAY BORROW MONEY TO THE EXTENT PERMITTED UNDER THE 1940 ACT AS INTERPRETED, MODIFIED OR OTHERWISE PERMITTED BY THE REGULATORY AUTHORITY HAVING JURISDICTION. THE FUND MAY FROM TIME TO TIME BORROW MONEY TO ADD LEVERAGE TO THE PORTFOLIO. THE FUND MAY ALSO BORROW MONEY FOR TEMPORARY ADMINISTRATIVE PURPOSES.

SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

      COMMENT: Why is the Shareholder Servicing Agreement linked to the Advisory Agreement?

      RESPONSE: The Shareholder Servicing Agreement ("SSA") provides that it will continue so long as the Advisory Agreement between the Fund and the Adviser remains in effect. The SSA provides that the Shareholder Servicing Agent will provide upon request certain services described in detail in the prospectus and summarized below in the response to the immediately following comment. Because the SSA is a contract between the Adviser and the Shareholder Servicing Agent, and the Shareholder Servicing Agent is paid its fee under the SSA entirely by the Adviser and not the Fund, there would remain no nexus between the Shareholder Servicing Agent and the Fund in the event that the Adviser ceased to serve as investment adviser to the Fund. The Fund has no obligation to the SSA to pay fees or otherwise under the SSA.

      COMMENT: Please compare and contrast the services provided by the Adviser from those provided by the Shareholder Servicing Agent. Please disclose whether the Shareholder Servicing Agent is an affiliate of the Adviser or Underwriter.

      RESPONSE: As investment adviser to the Fund, the Adviser is responsible for the day-to-day portfolio management of the Fund. This includes among other things individual stock selection, allocations between common and preferred stocks and between U.S. and non-U.S. investments. As the Fund is actively managed and securities are bought and sold on a daily basis, the Adviser has exclusive responsibility for the
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Securities and Exchange Commission
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Fund's portfolio selection and management. As described in the Prospectus, the
Adviser also serves as administrator to the Fund. As described in the Prospectus, in its capacity as administrator to the Fund, Eaton Vance is responsible for managing the non-investment related business affairs of the Fund, including recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, and providing assistance in connection with trustees' and shareholders' meetings.

      Pursuant to the SSA, the Shareholder Servicing Agent will provide to Eaton Vance upon request certain market data to support shareholder services. As described in the prospectus, under the terms of the SSA, the Shareholder Servicing Agent will upon request and as specified: (i) undertake to make available public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including arranging periodic seminars or conference calls for Eaton Vance to communicate to investors, responding to questions from current or prospective shareholders and contacting specific shareholders, where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) provide certain economic research and statistical information and reports, if reasonably obtainable, to Eaton Vance or the Fund and consult with representatives of Eaton Vance and/or Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information; and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value, (2) market performance of the Fund and such other companies, and (3) other relevant performance indicators; and (iv) provide information to and consult with Eaton Vance and/or the Board of Trustees of the Fund with respect to applicable strategies designed to address market value discounts, which may include share repurchases, tender offers, modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, liquidation or merger; including providing information concerning the use and impact of the above strategic alternatives by other market participants. We note, by way of example, that certain recent reports furnished by the Shareholder Servicing Agent with respect to other Eaton Vance closed-end funds subject to similar shareholder servicing agreements were provided to the staff as supplemental information in response to a comment made in connection with the recent common shares offering of Eaton Vance Floating-Rate Income Trust.

      Pre-Effective Amendment No. 1 will note in several places that UBS Securities LLC ("UBS") will serve as a lead underwriter of the auction preferred shares offering of the Fund. The initial Registration Statement clearly identifies and Pre-Effective
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Securities and Exchange Commission
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Amendment No. 1 will continue to clearly identify that UBS also serves as the
Shareholder Servicing Agent pursuant to the SSA. The form of Underwriting Agreement for the auction preferred shares offering will be filed as Exhibit
(h)(4) to Pre-Effective Amendment No. 1.

      COMMENT: Please explain why the Shareholder Servicing Agreement is in the best interests of the shareholders. Did the Fund's Board take the Shareholder Servicing Agreement into consideration when it approved the Advisory Agreement?

      RESPONSE: Eaton Vance believes that the SSA is in the best interest of shareholders because the Shareholder Servicing Agent has undertaken provide valuable information with respect to the Fund that is not otherwise readily available. Such services are intended to improve the quality of communication and information regarding the Fund to shareholders. Such services serve the interest of shareholders by increasing the availability of information regarding the Fund. Eaton Vance also notes that it is purchasing these services at its own expense and not out of the assets of the Fund and its shareholders.

      The Fund confirms that the Board considered the existence of the SSA when reviewing and approving the Advisory Agreement. In this regard, the Fund proposes in Pre-Effective Amendment No. 1 to add the following disclosure to the Statement of Additional Information in the section "Trustees and Officers" as the last sentence of the third paragraph under the bullet points detailing the factors that Board considered in approving the Advisory Agreement:

            "THE CONTRACTS REVIEW SUBCOMMITTEE ALSO CONSIDERED THAT THE ADVISER WOULD ENTER INTO AN AGREEMENT WITH A SHAREHOLDER SERVICING AGREEMENT WITH UBS, WHEREBY THE ADVISER (AND NOT THE FUND) WOULD PAY UBS TO PROVIDE UPON REQUEST CERTAIN MARKET DATA AND OTHER REPORTS TO SUPPORT SHAREHOLDER SERVICES PURSUANT TO THE AGREEMENT."
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Securities and Exchange Commission
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STATEMENT OF ADDITIONAL INFORMATION

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      COMMENT: This disclosure does not contain a reasonably detailed discussion of the material factors that formed the basis for the board of directors approving the investment advisory contract. Please revise the disclosure accordingly. See Instruction to Item 18.13 of Form N-2.

      RESPONSE: As indicated in response to the immediately preceding comment, the Fund proposes to add in Pre-Effective Amendment No. 1 a statement that the board considered the existence of the SSA in connection with its approval of the Advisory Agreement. Otherwise, the disclosure in the Registration Statement mirrors the disclosure in the Fund's common share registration statement as filed pursuant to Rule 497(h) on April 28, 2004. The staff there indicated that it was satisfied with the revised disclosure. The Fund's Board of Trustees has not readdressed the approval of the investment advisory contract since then. Accordingly, the Fund believes that this disclosure fully addresses the staff's comment and disagrees that Item 18.13 of Form N-2 requires additional disclosure.

FINANCIAL STATEMENTS

      COMMENT: Please include a current, accurate Statement of Assets and Liabilities in the disclosure.

      RESPONSE: The requested Statement of assets and Liabilities will be included in Pre-Effective No. 1 and has been provided supplementally to the staff prior to such filing.

      COMMENT: Under Statement of Operations, please explain the term "Preliminary" in "Preliminary reduction of advisory fee".

      RESPONSE: The term "Preliminary" has been removed in this Pre-Effective Amendment No. 2.

      COMMENT: Under the Notes to the Financial Statement number 3 in the 1st paragraph, the last sentence states "EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Please explain the use of the term "currently" as used in this context.

      RESPONSE: The term "currently" has been removed from footnote 3 to the Financial Statements in this Pre-Effective Amendment No. 2.
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Securities and Exchange Commission
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                                   * * * * * *

      As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617-261-3187. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163 or Clair Pagnano at 617-261-3246.

                                          Sincerely,

                                          /s/ Marc O. Stahl

                                          Marc O. Stahl